Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Schedule of Stockholders Equity	The following table illustrates the impact from the amendment of the Exchange Agreement on Total equity as if the amendment occurred on December 31, 2021.

in thousands
Total equity as of December 31, 2021	$(322,476)
Reclassification of temporary equity as a result of the Exchange Agreement amendment	593,277

Total equity adjusted for the Exchange Agreement amendment	$270,801

Temporary Equity	The following table illustrates the impact from the amendment of the Exchange Agreement on Total equity as if the amendment occurred on December 31, 2021.

in thousands
Total equity as of December 31, 2021	$(322,476)
Reclassification of temporary equity as a result of the Exchange Agreement amendment	593,277

Total equity adjusted for the Exchange Agreement amendment	$270,801